Current Maturities of Long Term Borrowing and Short-Term Credits (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current Maturities of Long Term Borrowing and Short-Term Credits [Abstract]
Current maturities and short term credits	[1],[2]	₪ 780,861	₪ 1,128,768

[1]	During December 2017, the Company repaid the entire loan to Bank Hapoalim in amount of approximately NIS 59 million.
[2]	The Balance as of December 31, 2017, is comprised mainly: